Trust Account (Details) - Flying Eagle Acquisition Corp [Member]	3 Months Ended	9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)
Trust Account
Fair value assets level 1 to level 2 transfers	$ 0	$ 0
Fair value assets level 2 to level 1 transfers	0	0
Transfers into level 3		0
Transfers out of level 3		0
Amount withdrawn from trust account	652,000
US Treasury and Government
Trust Account
Held as cash	9,242	9,242
Carrying Value	690,030,228	690,030,228
Gross Unrealized Holding Loss	(2,872)	(2,872)
US Treasury and Government | Level 1
Trust Account
Fair Value	$ 690,033,100	$ 690,033,100